Annual Total Returns - Fidelity Government Money Market Fund [BarChart] - NF_04.30 Fidelity Government Money Market Fund_Class S Pro-01 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund
Nov. 26, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.04%
Annual Return 2017	0.51%
Annual Return 2018	1.47%
Annual Return 2019	1.84%
Annual Return 2020	0.26%